Fair Value (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value [Abstract]
Schedule of Significant Assumptions Which the Group Used to Value	The significant assumptions which the Group used to value the options in the Black-Sholes-Merton pricing model are as below. There were no outstanding options as of December 31, 2022.
December 31, 2023
Underlying stock price	$0.19 ~ 15.89
Exercise price	$0.20 ~ 17.46
Expected term in years	0.01 ~ 0.22
Expected dividend yield	0%
Volatility	14% ~ 98%
Risk-free interest Rate	3%
	December 31,
	2023	2022

Stock price	$1.35	$35.75
Exercise price	$575	$575
Expected term in years	1.46	2.46
Expected dividend yield	0%	0%
Volatility	261.88%	96.42%
Risk-free interest Rate	4.29%	4.44%

Schedule of Fair Value Hierarchy for those Assets and Liabilities Measured at Fair Value on a Recurring Basis
	Quoted Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Listed equity securities	$4,522,805	$-	$-	$4,522,805
Option assets	-	1,801,095	-	1,801,095
	$4,522,805	$1,801,095	$-	$6,323,900
Liabilities
Embedded derivative liabilities	$-	$(878,420)	$-	$(878,420)
Option liabilities	-	(3,009,166)	-	(3,009,166)
Warrant liabilities	(74,750)	(34,937)	-	(109,687)
	$(74,750)	$(3,922,523)	$-	$(3,997,273)

	Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Listed equity securities	$11,104,047	$-	-	$11,104,047
	$11,104,047	$-	$-	$11,104,047
Liabilities
Embedded derivative liabilities	$-	$(2,292,056)	$-	$(2,292,056)
Warrant liabilities	(460,000)	(215,000)	-	(675,000)
	$(460,000)	$(2,507,056)	$-	$(2,967,056)